Revenue - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of products and services [line items]
Total revenue	$ 125,766	$ 109,644	$ 251,837	$ 196,333
In-game purchases
Disclosure of products and services [line items]
Total revenue	120,975	102,710	241,014	185,481
Advertising
Disclosure of products and services [line items]
Total revenue	$ 4,791	$ 6,934	$ 10,823	$ 10,852